Subsequent Events (Details) - USD ($)	Jul. 31, 2024	Feb. 13, 2024	Sep. 30, 2024	Jul. 23, 2024	Jun. 30, 2024	Jun. 25, 2024	May 21, 2024	Dec. 31, 2023
Subsequent Events
Preferred stock par value ( in dollars per share)	$ 0.001		$ 0.0001
Adagio Medical Inc
Subsequent Events
Exercise price								$ 7.97
Preferred stock par value ( in dollars per share)					$ 0.001
Convert Warrants
Subsequent Events
Principal amount			$ 20,000,000
Exercise price	$ 24	$ 24	$ 24
May 2024 Convertible Notes
Subsequent Events
Principal amount							$ 3,000,000
Interest rate							8.00%
May 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount							$ 3,000,000
Interest rate							8.00%
Outstanding notes					$ 3,000,000
June 2024 Convertible Notes
Subsequent Events
Principal amount						$ 2,500,000
Interest rate						8.00%
June 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount						$ 2,500,000
Interest rate						8.00%
Outstanding notes					2,500,000
New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Subsequent Events
Principal amount		$ 20,000,000
Interest rate		13.00%
Shares called by per each warrant		1
Exercise price		$ 24
Debt term		3 years 9 months
July 2024 Convertible Notes
Subsequent Events
Principal amount				$ 1,000,000
Interest rate				8.00%
February 2024 Convertible Notes
Subsequent Events
Principal amount		$ 7,000,000
Interest rate		8.00%
February 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount		$ 7,000,000
Interest rate		8.00%
Outstanding notes					$ 7,000,000
Subsequent event | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	$ 84,200,000
Subsequent event | New Adagio Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount		$ 20,000,000
Interest rate		13.00%
Debt term		3 years 9 months
Debt instrument face amount to be issued pursuant to the agreement		$ 5,500,000
Class of warrant or right to be issued pursuant to the agreement		937,500
Subsequent event | New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Subsequent Events
Shares called by per each warrant		1
Exercise price		$ 24
Subsequent event | Bridge Financing | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	29,500,000
Subsequent event | Bridge Financing | Convertible Debt | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	$ 7,000,000
Subsequent event | Bridge Financing Note 2024 | Adagio Medical Inc
Subsequent Events
Principal amount		$ 7,000,000
Proceeds from convertible debt		$ 7,000,000
Subsequent event | July 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount				$ 1,000,000
Interest rate				8.00%